UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Crosslink Capital, Inc.

Address:   Two Embarcadero Center
           Suite 2200
           San Francisco, CA 94111


Form 13F File Number: 28-05263


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mihaly Szigeti
Title:  Chief Compliance Officer
Phone:  (415) 617-1800

Signature,  Place,  and  Date  of  Signing:

/s/ Mihaly Szigeti                 San Francisco, CA                  8/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              40

Form 13F Information Table Value Total:  $      941,787
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------- -------------- --------- -------- ------------------- ---------- -------- --------------------
                                                            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
--------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- -------- ------ ----
ADEPT, INC                        COMMON STOCKS  006854202    1,670    383,719 SH       SOLE                  383719      0    0
AVG TECHNOLOGIES NV Total         SHS            N07831105    4,199    322,744 SH       SOLE                  322744      0    0
ACTIVE NETWORK INC                COMMON STOCKS  00506D100    5,498    357,248 SH       SOLE                  357248      0    0
ANCESTRY.COM                      COMMON STOCKS  032803108   59,124  2,147,650 SH       SOLE                 2147650      0    0
Apple                             COMMON STOCKS  037833100   16,235     27,800 SH       SOLE                   27800      0    0
AUTHENTEC INC                     COMMON STOCKS  052660107    3,507    809,918 SH       SOLE                  809918      0    0
AVAGO TECHNOLOGIES LTD            SHS            Y0486S104   22,297    621,079 SH       SOLE                  621079      0    0
BAIDU INC                         SPONSORED ADR  056752108   19,805    172,250 SH       SOLE                  172250      0    0
CafePress Inc.                    COMMON STOCKS  12769A103    1,596    107,289 SH       SOLE                  107289      0    0
CARBONITE INC                     COMMON STOCKS  141337105   18,627  2,083,502 SH       SOLE                 2083502      0    0
CAVIUM NETWORKS                   COMMON STOCKS  14964U108   18,550    662,508 SH       SOLE                  662508      0    0
Coinstar                          COMMON STOCKS  19259P300   22,342    325,400 SH       SOLE                  325400      0    0
EQUINIX INC                       COMMON STOCKS  29444U502   27,893    158,794 SH       SOLE                  158794      0    0
EXAR CORPORATION                  COMMON STOCKS  300645108    5,203    639,986 SH       SOLE                  639986      0    0
FIDELITY NATL INFORMATION SVCS    COMMON STOCKS  31620M106   23,840    699,522 SH       SOLE                  699522      0    0
FORMFACTOR                        COMMON STOCKS  346375108    2,600    401,900 SH       SOLE                  401900      0    0
FORTINET INC                      COMMON STOCKS  34959E109   20,462    881,216 SH       SOLE                  881216      0    0
GOOGLE                            CL A           38259P508   22,768     39,250 SH       SOLE                   39250      0    0
HISOFT TECHNOLOGY INTL LTD        SPONSORED ADR  43358R108   16,638  1,161,040 SH       SOLE                 1161040      0    0
HomeAway Inc.                     COMMON STOCKS  43739Q100    3,965    182,400 SH       SOLE                  182400      0    0
INTERXION HOLDINGS NV             SHS            N47279109   22,523  1,243,682 SH       SOLE                 1243682      0    0
INTRALINKS HOLDINGS INC           COMMON STOCKS  46118H104    8,390  1,915,476 SH       SOLE                 1915476      0    0
InvenSense, Inc.                  COMMON STOCKS  46123D205    5,348    473,298 SH       SOLE                  473298      0    0
iShares Trust Russell 2000 Growth COMMON STOCKS  464287648    5,534     60,500 SH       SOLE                   60500      0    0
KLA-Tencor                        COMMON STOCKS  482480100   10,333    209,800 SH       SOLE                  209800      0    0
Nuance Communications             COMMON STOCKS  67020Y100    9,723    408,190 SH       SOLE                  408190      0    0
PANDORA MEDIA INC                 COMMON STOCKS  698354107  380,068 34,964,926 SH       SOLE                34964926      0    0
POWERSHARES QQQ ETF               UNIT SER 1     73935A104   12,133    189,100 SH       SOLE                  189100      0    0
PRICELINE.COM                     COMMON STOCKS  741503403   17,145     25,800 SH       SOLE                   25800      0    0
QUALCOMM INCORPORATED             COMMON STOCKS  747525103   29,605    531,700 SH       SOLE                  531700      0    0
RDA MICROELECTRONICS              SPONSORED ADR  749394102    7,389    735,950 SH       SOLE                  735950      0    0
RESPONSYS INC                     COMMON STOCKS  761248103   12,122  1,000,164 SH       SOLE                 1000164      0    0
SPDR TRUST SER 1                  TR UNIT        78462F103   11,147     81,900 SH       SOLE                   81900      0    0
Saba Software                     COMMON NEW     784932600    6,803    733,074 SH       SOLE                  733074      0    0
SALESFORCE.COM INC                COMMON STOCKS  79466L302   21,347    154,400 SH       SOLE                  154400      0    0
SERVICESOURCE INTL LLC            COMMON STOCKS  81763U100   10,058    726,177 SH       SOLE                  726177      0    0
Shutterfly                        COMMON STOCKS  82568P304    3,129    101,971 SH       SOLE                  101971      0    0
Vantiv, Inc.                      COMMON STOCKS  92210h105    8,459    363,200 SH       SOLE                  363200      0    0
VISA                              COM CL A       92826C839   31,118    251,700 SH       SOLE                  251700      0    0
Zynga                             CL A           98986T108   12,594  2,315,049 SH       SOLE                 2315049      0    0